Trade and other receivables - Schedule of Trade And Other Receivables (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Trade and other receivables [Line Items]
Trade receivables – gross		€ 39,563	€ 23,193
Loss allowance		(1)	(2)
Trade receivables – net		39,562	23,191
VAT receivables		1,015	709
Other receivables		232	95
Receivables from related parties		142	8
Government grants receivables		1,126	1,073
Total	€ 33,693	€ 42,077	€ 25,076